As filed with the Securities and Exchange Commission on July 13, 2012

1933 Act File No. 333-179504

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Post-Effective Amendment No. 1 [X]

(Check appropriate box or boxes)

BRIDGEWAY FUNDS, INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

20 GREENWAY PLAZA SUITE 450
HOUSTON, TEXAS 77046
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

Registrant's Telephone Number, including Area Code: (713) 661-3500

Send Copies of Communications to:
JOHN N.R. MONTGOMERY CHAIRMAN, BRIDGEWAY CAPITAL MANAGEMENT, INC. 20 GREENWAY PLAZA SUITE 450 HOUSTON, TEXAS 77046 (NAME AND ADDRESS OF AGENT FOR SERVICE)	PRUFESH R. MODHERA, ESQ. STRADLEY, RONON, STEVENS, & YOUNG LLP 1250 CONNECTICUT AVE., NW, SUITE 500 WASHINGTON, DISTRICT OF COLUMBIA 20036

Title of Securities Being Registered: Class N Shares.

It is proposed that this filing will become effective immediately upon filing pursuant to rule 485(b) under the securities Act of 1933, as amended.

--- C O N T E N T S ---

This Registration Statement includes the following:

1.  Facing Page

2.  Contents Page

3.  Part A - Proxy Statement/Prospectus

4.  Part B - Statement of Additional Information

5.  Part C - Other Information

6.  Signatures

7.  Exhibits

PART A

Part A, the definitive Proxy Statement/Prospectus dated March 26, 2012, has been filed pursuant to Rule 497(b) of the Securities Act of 1933, as amended [Accession No. 0001193125-12-134588] on March 27, 2012, and is incorporated herein by reference.

PART B

Part B, the Statement of Additional Information dated March 26, 2012, has been filed pursuant to Rule 497(b) of the Securities Act of 1933, as amended [Accession No. 0001193125-12-151626] on March 27, 2012, and is incorporated herein by reference.

BRIDGEWAY FUNDS, INC.
PART C
OTHER INFORMATION

Item 15.                      Indemnification

Article Tenth of the Articles of Incorporation, of Bridgeway Funds, Inc. (the “Registrant”), provides that any present or former director, officer, employee or agent of the Registrant, shall be entitled to indemnification to the fullest extent permitted by law, including under the Investment Company Act of 1940, as amended except to the extent such director, officer, employee or agent has been adjudicated to have engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification by the Registrant is against public policy as expressed in the Act and, therefore, may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the registrant by such director, officer or controlling person and the SEC is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.                      Exhibits

(1)
(a)  Articles of Incorporation of Bridgeway Funds, Inc., dated as of October 19, 1993, filed electronically as an exhibit to Post-Effective Amendment No. 19 on August 27, 2004, is hereby incorporated by reference.

(b) Articles Supplementary, dated as of March 4, 2010, filed electronically as an exhibit to Post-Effective Amendment No. 27 on March 10, 2010, is hereby incorporated by reference.
(c) Articles of Amendment, dated as of June 28, 2010, filed electronically as an exhibit to Post-Effective Amendment No. 32 on October 27, 2010, is hereby incorporated by reference.
(d) Articles Supplementary, dated as of November 16, 2010, filed electronically as an exhibit to Post-Effective Amendment No. 34 on December 27, 2010, is hereby incorporated by reference.

(e) Articles of Amendment, dated as of January 14, 2011, filed electronically as an exhibit to Post-Effective Amendment No. 38 on May 31, 2011, is hereby incorporated by reference.
(f) Articles Supplementary, dated as of May 23, 2011, filed electronically as an exhibit to Post-Effective Amendment No. 38 on May 31, 2011, is hereby incorporated by reference.
(g) Articles Supplementary, dated as of February 10, 2012, filed electronically as an exhibit to the N-14 filed on February 14, 2012, is hereby incorporated by reference.
(2)
(a)  By-Laws of Bridgeway Funds, Inc., as amended, dated as of November 2, 1994, filed electronically as an exhibit to Post-Effective Amendment No. 19 on August 27, 2004, is hereby incorporated by reference.

(3)
(a)  See Articles Fifth, Seventh, Eighth and Ninth of the Articles of Incorporation of Bridgeway Funds, Inc. and Article IV of the Bylaws of Bridgeway Funds, Inc., which define the rights of shareholders.

(4)	(a) Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, is filed herewith as Exhibit EX-99.4.a.
(5)
(a)  See Articles Fifth, Seventh, Eighth and Ninth of the Articles of Incorporation of Bridgeway Funds, Inc. and Article IV of the Bylaws of Bridgeway Funds, Inc., which define the rights of shareholders.

(6)
(a)  Management Agreement, dated as of October 22, 2003, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 30 on August 27, 2010, is hereby incorporated by reference.

(b)  Amendment to Management Agreement effective as of March 23, 2004, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 19 on August 27, 2004, is hereby incorporated by reference.

(c)  Amendment to Management Agreement effective as of April 1, 2005, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 22 on October 28, 2005, is hereby incorporated by reference.

(d)  Amendment to Management Agreement effective as of June 7, 2006, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 23 on October 27, 2006, is hereby incorporated by reference.

(e)  Amendment to Management Agreement effective as of May 28, 2010, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., is filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby  incorporated by reference.

(f)  Amendment to Management Agreement effective as of July 1, 2010, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 30 on August 27, 2010, is hereby incorporated by reference.

(g)  Amendment to Management Agreement effective as of December 31, 2010, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., is filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby  incorporated by reference.

(h)  Amendment to Management Agreement effective as of August 31, 2011, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., is filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby  incorporated by reference.

(i)  Amendment to Management Agreement effective as of February 10, 2012, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., is filed electronically as an exhibit to the N-14 filed on February 14, 2012, is hereby incorporated by reference.

(j)  Amendment to Management Agreement effective as of February 10, 2012, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., is filed electronically as an exhibit to the N-14 filed on February 14, 2012, is hereby incorporated by reference.

(7)
(a)  Form of Dealer Agreement, by and between Bridgeway Funds, Inc. and Foreside Fund Services, LLC, filed electronically as an exhibit to Post-Effective Amendment No. 26 on October 27, 2009, is hereby incorporated by reference.

(b)  Amended and Restated Distribution Agreement, dated as of November 12, 2010, by and between Bridgeway Funds, Inc. and Foreside Fund Services LLC, filed electronically as an exhibit to Post-Effective Amendment No. 36 on March 18, 2011, is hereby incorporated by reference.

(c)  First Amendment to Amended and Restated Distribution Agreement effective as of December 31, 2010, by and between Bridgeway Funds, Inc. and Foreside Fund Services LLC, is filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby  incorporated by reference.

(d)  Second Amendment to Amended and Restated Distribution Agreement effective as of August 31, 2011, by and between Bridgeway Funds, Inc. and Foreside Fund Services LLC, is filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby  incorporated by reference.

(8)	None.
(9)
(a)  Custodian Services Agreement dated as of June 1, 2006, by and between Bridgeway Funds, Inc. and PFPC Trust Company, filed electronically as an exhibit to Post-Effective Amendment No. 23 on October 27, 2006, is hereby incorporated by reference.

(b)  Amendment to Custodian Services Fee Letter dated as of March 1, 2010, by and between Bridgeway Funds, Inc. and PFPC Trust Company, filed electronically as an exhibit to Post-Effective Amendment No. 27 on March 10, 2010, is hereby incorporated by reference.

(c)  Custodian Services Fee Letter dated as of June 1, 2006, by and between Bridgeway Funds, Inc. and PFPC Trust Company, is filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby  incorporated by reference.

(d)  Notice of Assignment dated as of June 13, 2011, and effective as of July 18, 2011 of Custodian Services Agreement, by and between Bridgeway Funds, Inc. and PFPC Trust Company, to The Bank of New York Mellon, is filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby  incorporated by reference.

(10)
(a)  Distribution, Assistance, Promotion and Servicing Plan, dated as of June 25, 2003, filed electronically as an exhibit to Post-Effective Amendment No. 18 on October 30, 2003, is hereby incorporated by reference.

(b)  Bridgeway Funds, Inc. Rule 18f-3 Plan dated as of October 31, 2003, with Amended and Restated Schedule A dated as of August 31, 2011, is filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby  incorporated by reference.

(11)	(a) Opinion and Consent of Stradley Ronon Stevens & Young, LLP is filed electronically as an exhibit to the N-14 Registration Statement filed on February 14, 2012, is hereby incorporated by reference.
(12)	(a) Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders is filed herewith as Exhibit EX-99.12.a.
(13)
(a)(i) Transfer Agency Services Agreement dated as of December 30, 2009, and effective as of February 20, 2010, by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.), filed electronically as an exhibit to Post-Effective Amendment No. 27 on March 10, 2010, is hereby incorporated by reference.

(ii) Amendment to Transfer Agency Services Agreement dated as of February 11, 2010, by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., filed electronically as an exhibit to Post-Effective Amendment No. 29 on May 27, 2010, is hereby incorporated by reference.

(iii) Amended and Restated Exhibit A dated as of May 28, 2010, to Transfer Agency Services Agreement by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., filed electronically as an exhibit to Post-Effective Amendment No. 32 on October 27, 2010, is hereby incorporated by reference.

(iv) Amended and Restated Exhibit A dated as of December 30, 2010, to Transfer Agency Services Agreement by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., is filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby  incorporated by reference.

(v) Form of Amended and Restated Exhibit A dated as of August 31, 2011, to Transfer Agency Services Agreement by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., is filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby  incorporated by reference.

(b)(i) Amended and Restated Administrative Services Agreement dated as of July 1, 2009, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., with Amended and Restated Schedule A dated as of August 31, 2011, is filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby  incorporated by reference.

(c)(i) Administration and Accounting Services Agreement dated as of December 30, 2009, and effective as of February 20, 2010, by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., filed electronically as an exhibit to Post-Effective Amendment No. 27 on March 10, 2010, is hereby incorporated by reference.

(ii) Amended and Restated Exhibit A dated as of May 28, 2010, to Administration and Accounting Services Agreement, by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., filed electronically as an exhibit to Post-Effective Amendment No. 32 on October 27, 2010, is hereby incorporated by reference.

(iii) Amended and Restated Exhibit A dated as of December 30, 2010, to Administration and Accounting Services Agreement, by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., is filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby  incorporated by reference.

(iv)  Form of Amended and Restated Exhibit A dated as of August 31, 2011, to Administration and Accounting Services Agreement, by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., is filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby  incorporated by reference.

(d)(i)    Fee Waiver Agreement by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., relating to the Small-Cap Momentum Fund filed electronically as an exhibit to Post-Effective Amendment No. 30 on August 27, 2010, is hereby incorporated by reference.

(ii)  Fee Waiver Agreement by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., relating to the Omni Tax-Managed Small-Cap Value Fund (formerly, Omni Small-Cap Value Fund), is filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby  incorporated by reference.

(iii) Form of Fee Waiver Agreement by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., relating to the Omni Small-Cap Value Fund, is filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby  incorporated by reference.

(14)	(a) Consent of BBD, LLP is filed electronically as an exhibit to the N-14 Registration Statement filed on February 14, 2012, is hereby incorporated by reference.

(15)	Omitted Financial Statements – None.

(16)	(a) Powers of Attorney is filed electronically as an exhibit to the N-14 Registration Statement filed on February 14, 2012, is hereby incorporated by reference.

(17)	None.

Item 17.                      Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Act [17 CFR 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant (a Maryland corporation) certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, State of Texas, on the 13th day of July, 2012.

Bridgeway Funds, Inc.

/s/ Michael D. Mulcahy
Michael D. Mulcahy, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Michael D. Mulcahy Michael D. Mulcahy	President and Director	July 13, 2012

/s/ John N.R. Montgomery John N. R. Montgomery	Vice President and Director	July 13, 2012

LINDA G. GIUFFRE* Linda G. Giuffre	Treasurer and Principal Financial Officer	July 13, 2012

KIRBYJON CALDWELL* Kirbyjon Caldwell	Director	July 13, 2012

KAREN S. GERSTNER* Karen S. Gerstner	Director	July 13, 2012

MILES D. HARPER, III* Miles D. Harper, III	Director	July 13, 2012

EVAN HARREL* Evan Harrel	Director	July 13, 2012

*By:  /s/ Michael D. Mulcahy
           Michael D. Mulcahy

as Attorney-in-Fact for each of the persons indicated (pursuant to powers of attorney filed electronically as an exhibit to Form N-14 on February 14, 2012).

INDEX

Exhibit Number	Description
(4)(a)	Plan of Reorganization
(12)(a)	Opinion of Stradley Ronon Stevens & Young, LLP